Earnings Per Share	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share

EARNINGS PER SHARE

Basic earnings per share were 4.6% higher at 123.2p (30 June 2018:  117.7p) driven by by the higher profit from operations (before the impact of the Quebec charge), the reduction in the effective tax rate from 30.1% to 25.1% and an improved performance from the Group’s main associate (ITC). Before adjusting items and including the dilutive effect of employee share schemes, adjusted diluted earnings per share grew by 8.8% to 149.3p (30 June 137.2p) as the Group’s improved operating performance, an increase in profit from associates and joint ventures and the translational foreign exchange tailwind on the Group’s results, was partially offset by the higher interest charges.  On a constant translational foreign exchange basis, adjusted diluted earnings per share were 7.1% higher at 146.9p.

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	pence	pence	pence
Earnings per share
- basic	123.2	117.7	264.0
- diluted	122.8	117.4	263.2
Adjusted earnings per share
- basic	149.7	137.5	297.6
- diluted	149.3	137.2	296.7
Headline earnings per share
- basic	123.5	117.2	269.9
- diluted	123.1	116.7	269.1

Basic earnings per share are based on the profit for the year attributable to ordinary shareholders and the weighted average number of ordinary shares in issue during the period (excluding treasury shares). For the calculation of the diluted earnings per share, the weighted average number of shares reflects the potential dilutive effect of employee share schemes.

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 33 to 35):

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	pence	pence	pence

Diluted earnings per share	122.8	117.4	263.2
Effect of restructuring and integration costs	7.2	3.9	12.2
Effect of amortisation of trademarks and similar intangibles	5.9	6.6	13.0
Effect of hyperinflation on Venezuela’s retained earnings	-	-	2.8
Effect of Quebec Class Action charge	14.0	-	-
Effect of other adjusting items	0.1	6.5	8.5
Effect of associates’ adjusting items	(1.3)	(1.7)	(1.4)
Effect of other adjusting items in net finance costs	1.0	1.5	1.8
Effect of adjusting items in respect of deferred taxation	(0.4)	3.0	(3.4)
Adjusted diluted earnings per share	149.3	137.2	296.7

Notes to the Interim Financial Statements

Earnings per share cont…

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements.  It is calculated in accordance with Circular 4/2018 ‘Headline Earnings’ as issued by the South African Institute of Chartered Accountants.

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	pence	pence	pence

Diluted earnings per share	122.8	117.4	263.2
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	1.7	1.1	7.5
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(0.2)	(0.2)	(0.3)
Issue of shares and change in shareholding in associate	(1.2)	(1.2)	(1.0)
Other	-	(0.4)	(0.3)
Diluted headline earnings per share	123.1	116.7	269.1

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Earnings	2,814	2,690	6,032
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets - net of tax	40	29	173
Effect of gains on disposal of property, plant and equipment and held-for-sale assets - net of tax	(4)	(5)	(7)
Issue of shares and change in shareholding in associate	(29)	(27)	(22)
Other	-	(10)	(8)
Headline earnings	2,821	2,677	6,168

The earnings per share are based on:

	30.6.19		30.6.18		31.12.18
	Earnings	Shares	Earnings	Shares	Earnings	Shares
	£m	m	£m	m	£m	m
Earnings per share
- basic	2,814	2,284	2,690	2,285	6,032	2,285
- diluted	2,814	2,291	2,690	2,291	6,032	2,292
Adjusted earnings per share
- basic	3,420	2,284	3,143	2,285	6,801	2,285
- diluted	3,420	2,291	3,143	2,291	6,801	2,292
Headline earnings per share
- basic	2,821	2,284	2,677	2,285	6,168	2,285
- diluted	2,821	2,291	2,677	2,291	6,168	2,292